Acquisitions and Divestitures Investment in and Divestiture of Business (Details) - USD ($) $ in Thousands		3 Months Ended
	Aug. 02, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Jan. 31, 2010
Business Acquisition [Line Items]
Goodwill, net		$ 888,224		$ 888,224
Depreciation and amortization		51,276	$ 53,964
Lattner Entertainment Group Illinois, LLC [Domain]
Business Acquisition [Line Items]
Business Combination, Transferred		100,000
Penn National Gaming, Inc. [Domain]
Business Acquisition [Line Items]
Business Combination, Transferred		575,000
Valley Forge Convention Center Partners, L.P. [Domain]
Business Acquisition [Line Items]
Business Combination, Transferred		$ 280,500
Subsidiary, Borgata
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage					50.00%
Proceeds from Divestiture of Businesses	$ 900,000
Proceeds from Divestiture of Businesses, Net of Cash Divested	589,000
Refund From Tax Settlement	$ 72,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax			$ 600